AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 2002 SECURITIES ACT FILE NO. 33-12213 INVESTMENT COMPANY ACT FILE NO. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                                    Pre-Effective Amendment No. ___          [ ]

                                    Post-Effective Amendment No. 135         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                                   Amendment No. 136                         [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)
                                 (626) 914-7373
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on July 30, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment





                                   PROSPECTUS

                           THE PERKINS DISCOVERY FUND
                          THE PERKINS OPPORTUNITY FUND
               each a series of Professionally Managed Portfolios


The Perkins Discovery Fund and The Perkins Opportunity Fund are aggressive growth stock mutual funds. Each Fund seeks capital appreciation. Perkins Capital Management, Inc. is the investment advisor to the Funds.

The Perkins Discovery Fund invests principally in common stocks of micro-cap companies.


The Perkins Opportunity Fund invests principally in common stocks of small-cap to mid-cap companies.


                                Table of Contents

AN OVERVIEW OF THE FUNDS.......................................................2
PERFORMANCE....................................................................4
FEES AND EXPENSES..............................................................7
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES......................8
PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................9
INVESTMENT ADVISOR.............................................................9
SHAREHOLDER INFORMATION.......................................................10
PRICING OF FUND SHARES........................................................15
DIVIDENDS AND DISTRIBUTIONS...................................................15
TAX CONSEQUENCES..............................................................15
RULE 12b-1 FEES...............................................................16
FINANCIAL HIGHLIGHTS..........................................................16
PRIVACY NOTICE................................................................19


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                  The date of this Prospectus is July 30, 2002


                              The Perkins Funds


AN OVERVIEW OF THE FUNDS:                      RISK/RETURN SUMMARY


WHAT ARE THE FUNDS' INVESTMENT GOALS?          Each Fund seeks long-term capital
                                               appreciation.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT       The Perkins  Discovery  Fund.
STRATEGIES?                                    The  primary  emphasis of this
                                               Fund is  investing  in common
                                               stocks of  domestic  companies
                                               with a  market  capitalization
                                               at the  time of  purchase  of
                                               under $100 million.

                                               Due to investment considerations,
                                               the Discovery Fund will close to
                                               new investors when it reaches $50
                                               million in total assets. If the
                                               Fund closes to new investors, the
                                               Trustees may determine to reopen
                                               the Fund at some point based on
                                               market conditions and other
                                               factors.

                                               The Perkins Opportunity Fund.
                                               Although this Fund may invest in
                                               domestic companies of any size
                                               from small-cap to large-cap, its
                                               primary emphasis is investing in
                                               the common stocks of small-cap to
                                               mid-cap companies. Under normal
                                               market conditions, its weighted
                                               average market capitalization is
                                               expected to be over $100 million.

                                               Each Fund is an aggressive growth
                                               fund, with the Perkins Discovery
                                               Fund being the more aggressive of
                                               the two.

                                               In selecting investments, the
                                               Advisor seeks opportunities for
                                               growth by investing in companies
                                               that it believes will appreciate
                                               in value. In its selection
                                               process, the Advisor visits
                                               companies, reads a variety of
                                               reports and publications and
                                               utilizes computer programs to
                                               assess an individual security's
                                               attractiveness.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN   There  is  the  risk  that  you
THE FUNDS?                                     could  lose  money  on  your
                                               investment  in the Funds.  The
                                               following  risks could affect
                                               the value of your investment:

                                               o The stock market declines

                                               o Interest rates go up which can
                                               result in a decline in the equity
                                               market

                                               o Growth stocks fall out of favor
                                               with investors

                                               o Stocks in the Funds' portfolios
                                               may not increase their earnings
                                               at the rate anticipated

                                               o Securities of smaller and new
                                               companies, particularly micro-cap
                                               companies, involve greater risk
                                               than investing in larger more
                                               established companies

WHO MAY WANT TO INVEST IN THE FUNDS            The Funds may be appropriate for
                                               investors who:

                                               o Are pursuing a long-term goal
                                                 such as retirement

                                               o Want to add an aggressive
                                                 investment with growth
                                                 potential to their investment
                                                 portfolio

                                               o  Understand  and can bear the
                                               risks of  investing  in small
                                               companies

                                               o Are  willing to accept  higher
                                               short-term  risk along with
                                               higher potential for long-term
                                               growth of capital

                                               The Fund may not be appropriate
                                               for investors who:

                                               o Need regular income or
                                               stability of principal

                                               o Are pursuing a short-term goal



                                The Perkins Funds

PERFORMANCE


     The following performance information indicates some of the risks of investing in the Perkins Funds. The bar charts show how the Funds' total returns have varied from year to year. The tables show the Perkins Funds' average annual total returns over time compared with broad-based market indices that include stocks of companies similar to those considered for purchase by the Funds. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

[BAR-CHART]

Perkins Discovery Fund
Calendar Year Total Returns*


1999            67.54%

2000            7.61%

2001            17.76%

* The Fund's year-to-date return as of 6/30/02 was -16.66%.


     During the period shown in the bar chart, the Fund's highest quarterly return was 64.32% for the quarter ended March 31, 2000 and the lowest quarterly return was -27.77% for the quarter ended June 30, 2000.

Average Annual Total Returns as of December 31, 2001

                                                                Since Inception
                                                     1 Year         (4/9/98)
Perkins Discovery Fund

     Return Before Taxes                             17.76%          25.42%
     Return After Taxes on Distributions (1)         15.22%          20.27%
     Return After Taxes on Distributions and Sale    12.94%          19.26%
         of Fund Shares (1)
S&P 500 Index (2)                                    -11.89%         2.42%
Russell 2000 Index (3)                                2.49%          2.05%

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(3) The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, and is widely regarded in the industry as the premier measure of small-cap stocks. The Russell 3000 Index is an index composed of the 3,000 largest U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

[BAR CHART]
Perkins Opportunity Fund
Calendar Year Total Returns*

1994            14.85%

1995            70.35%

1996            -7.33%

1997            17.08%

1998           -16.01%

1999            98.58%

2000           -29.26%

2001            17.66%


* The Fund's year-to-date return as of 6/30/02 was -8.85%.


   During the period shown in the bar chart, the Fund's highest quarterly return was 71.42% for the quarter ended December 31, 1999 and the lowest quarterly return was -29.67% for the quarter ended September 30, 1998.


Average Annual Total Returns as of December 31, 2001



                                                                           Since Inception
                                                    1 Year   5 Years         (2/18/93)
                                                    ------   -------         ---------
Perkins Opportunity Fund
     Return Before Taxes                            17.66%    2.85%           12.80%
     Return After Taxes on Distributions (1)        17.66%    2.85%           11.82%
     Return After Taxes on Distributions and Sale   10.76%    2.31%           10.37%
         of Fund Shares (1)
S&P 500 Index (2)                                  -11.89%   10.71%           13.76%
Russell 2000 Index (3)                               2.49%    7.52%           10.81%

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(3) The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, and is widely regarded in the industry as the premier measure of small-cap stocks. The Russell 3000 Index is an index composed of the 3,000 largest U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.



FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                       Discovery     Opportunity
                                                          Fund            Fund
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on
purchases . . . . . . . . . . . . . . . . . . . . . .     None            None
.. . . . . . . .
Maximum deferred sales charge (load)  . . . . . . . .     None            None
Redemption Fee* . . . . . . . . . . . . . . . . . . .    1.00%           1.00%
.. . . . .
Annual fund operating expenses**
(expenses that are deducted from Fund assets)

Management Fees  . . . . . . . . . . . . . . . . . . .   1.00%           1.00%
.. . . .
Distribution and Service (12b-1) Fees  . . . . . . . .   0.25%           0.25%
Other Expenses  . . . . . . . . . . . . . . . . . . .    6.24%           0.99%

.. . . . . .

Total Annual Fund Operating Expenses  . . . . . . .      7.49%           2.24%
Fee Reduction and/or Expense Reimbursement           .   -4.99%           None
Net Expenses  . . . . . . . . . . . . . . . . . . . .    2.50%           2.24%

.. . . . . . .


* The redemption fee applies to those shares that you have held for less than six months. The fee is payable to the Funds and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. The Transfer Agent also charges a $15 wire redemption fee.

** The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Discovery Fund until terminated by the Fund to ensure that the Fund's Total Annual Fund Operating Expenses will not exceed the net expense amount shown. This contract may be terminated by the Board of Trustees at any time. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Example

     This Example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Funds' operating expenses remain the same. The Example was calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                                Discovery     Opportunity
                                                  Fund            Fund

One Year ......................................   $253            $227
Three Years ...................................   $779            $700
Five Years ....................................  $1,331         $1,200
Ten Years .....................................  $2,836         $2,575



INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The goal of each Fund is to seek capital appreciation.

     The Advisor's approach to equity investments is to seek opportunities for growth by investing in companies that it believes will appreciate in value. The Advisor seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some type of fundamental change. Stocks are purchased when it is believed that change will result in higher earnings and/or a higher price/earnings ratio and thus a higher share price when that change is discovered by others. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. Although there is no regional or geographical limit to the location of portfolio companies, many of the companies in the Funds' portfolios are located in the Upper Midwest states.

     In its investment selection process, the Advisor visits companies, reads a variety of reports and publications and utilizes computer programs to derive fundamental selection criteria. The Advisor also uses technical chart analysis as an aid in selecting what the Advisor believes to be the best buy or sale point for a particular security.

     Under normal  market  conditions,  a  substantial  portion of the Discovery
Fund's assets will be invested in securities of companies with market capitalizations of less than $100 million at the time of purchase. Although the Opportunity Fund may invest in securities of companies of any size, under normal conditions, its weighted average market capitalization is expected to be over $100 million. The Advisor believes that such companies provide an opportunity for superior returns because these companies:

o    are not as well known to the investing public

o    have less investor following

o    have limited public information about them or their industry

o    offer unique products, services or technologies

o    serve special or expanded niches

     The Advisor will typically sell a holding when the reasons that the holding was purchased change. When a holding works as anticipated, it may be sold when the Advisor's price target is reached, when the holding becomes overvalued in the Advisor's opinion, or when technical chart analysis indicates that a good sale point has been reached. When a holding doesn't work out as anticipated, the reasons why the holding was purchased may have changed or the Advisor may have been wrong about those reasons initially. In this situation the Advisor will use fundamental and technical analysis to attempt to liquidate the position at the best price possible.

     The Opportunity Fund anticipates that its portfolio turnover rate will not exceed 100%. The Discovery Fund anticipates that its portfolio turnover rate will not exceed 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect a Fund's performance. Conversely, a low portfolio turnover rate has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.


     Under normal market conditions, each Fund will stay fully invested in stocks. However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents such as U.S. Government securities, certificates of deposits, bankers' acceptances, time deposits, commercial paper or short-term notes, in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS


     The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return have previously been summarized under "An Overview of the Funds: Risk/Return Summary." These risks are discussed in more detail below.


     Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Management Risk. Management risk means that your investment in a Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and security selection decisions.

     Smaller Companies Risk. Investments in smaller companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Many small companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

     Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general. In addition, the Funds and other client accounts of the Advisor, together may hold a significant percentage of a company's outstanding shares. When making larger sales, the Funds might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time. For these reasons, each Fund's net asset value may be volatile.

INVESTMENT ADVISOR


     Perkins Capital Management, Inc., founded in 1984, is the investment advisor to the Funds. The Advisor's address is 730 East Lake Street, Wayzata, MN 55391-1769. The Advisor manages assets in excess of $287 million for individual and institutional investors. The Advisor provides the Funds with advice on buying and selling securities. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2002, the Advisor waived all advisory fees due from the Discovery Fund and received advisory fees of 1.00% of the Opportunity Fund's average daily net assets.


Portfolio Managers

     Mr.  Richard  W.  Perkins  and  Mr.  Daniel  S.  Perkins  are   principally
responsible for the management of each Fund's portfolio. Each has been associated with the Advisor since its inception.

Fund Expenses


     Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Discovery Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.50% of the Fund's average daily net assets. At times, the Advisor may reduce its fees and/or pay expenses of either Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by a Fund if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After start-up, the Discovery Fund is permitted to look for longer periods of three years.) Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.


SHAREHOLDER INFORMATION

How to Buy Shares

     You may open a Fund account with $2,500 and add to your account at any time with $100 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. After you have opened your account, you may make subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Funds.

     You may purchase shares of the Funds by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

By Check

     If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "The Perkins Discovery Fund" or "The Perkins Opportunity Fund") to:


The Perkins Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

     If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

The Perkins Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202


     If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "The Perkins Discovery Fund" or "The Perkins Opportunity Fund" to the Transfer Agent in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire


     If you are making an initial investment in a Fund, call the Transfer Agent at (800) 280-4779 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to set up an account and arrange a wire transfer. The Transfer Agent will ask for your name, address, tax identification number, Fund name, the dollar amount you are investing and the name of the wiring bank. You will then receive your account number. You should then complete the Account Application included with this Prospectus and mail it to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH 45202
ABA# 042000013
Credit:  U.S. Bancorp Fund Services, LLC
         A/C # 112-952-137
FFC:     Further credit to Perkins [Fund name] Fund
         [shareholder name and account number]


     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to call the Transfer Agent at (800) 280-4779. It is essential that your bank include the name of the Fund and your account number in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Funds.


Through Broker/Dealers


     Dealers who have a sales agreement with the Distributor may place orders for the purchase of Fund shares on behalf of clients at the net asset value next determined after receipt of the client's order by calling the Transfer Agent at
(800) 280-4779. Shares are also available for purchase by financial intermediaries through brokers or dealers who have service or sales agreements with the Funds or the Distributor. The Distributor or its affiliates, at their expense, may provide additional compensation to dealers in connection with the sale of Fund shares. If the order is placed by 4:00 p.m., Eastern time, on any day that the NYSE is open for trading, and forwarded promptly to the Transfer Agent or any other service agent, it will be confirmed at the applicable net asset value on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for promptly forwarding payment. You may be charged a fee if you effect transactions in Fund shares through a broker or agent.

Automatic Investment Plan

     For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans

     The Funds offer an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 998-3190. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Exchange Shares

     You may exchange shares of one Fund for shares of the other Fund on any day the Funds and NYSE are open for business.


     By Mail. You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give the name of the Fund, your name and account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

     By Telephone. If your account has telephone privileges, you may also exchange shares by calling the Transfer Agent at (800) 280-4779 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the NYSE is open for normal trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares." The Funds reserve the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Funds may modify, restrict or terminate the exchange privilege at any time.


How to Sell Shares

     You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.


     The Funds are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, each Fund will assess a 1.00% fee on redemptions of Fund shares purchased and held for less than six months. This fee will be paid to the Funds to help offset transaction costs and administrative expenses. This fee does not apply to (i) exchanges of shares of one Fund for shares of the other Fund; (ii) shares purchased through reinvested dividends or capital gains; (iii) shares held in retirement accounts, other than certain IRA accounts; or (iv) involuntary redemptions of low balance accounts.

     By Mail. You may redeem your shares by simply sending a written request to the Transfer Agent. You should give the name of the Fund, your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail                             Overnight Delivery
The Perkins Funds                        The Perkins Funds
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, Third Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202


     To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $5,000. Signature(s) on the redemption request must be guaranteed by an eligible institution acceptable to the Funds' Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.


     By Telephone. If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 280-4779 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


     When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 280-4779 for instructions.

   You may have difficulties in making a telephone exchange or redemption during periods of abnormal market activity. If this occurs, you may make your exchange or redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by a Fund. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     Each Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before the Fund takes any action.

     Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

PRICING OF FUND SHARES

     The price of each Fund's shares is based on its net asset value. This is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     The Funds will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Funds will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash; or (2) receive capital gains in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

     The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


     By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


RULE 12b-1 FEES


     Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of each Fund's average daily net assets which is payable to the Advisor, as distribution coordinator. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.


FINANCIAL HIGHLIGHTS


     These tables show each Fund's financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Certified Public Accountants. Their report and the Funds' financial statements are included in the Annual Reports, which are available upon request.

                           The Perkins Discovery Fund


For a capital share outstanding throughout each period


                                                                                      April 9, 1998*
                                                   Year Ended March 31,                  through
                                           ----------------------------------------
                                              2002         2001          2000         March 31, 1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.25        $40.22        $17.35            $15.00
                                            ------        ------        ------            ------
Income from investment operations:
Net investment loss                          (0.11)        (0.33)        (0.51)            (0.15)
Net realized and unrealized gain (loss)
on investments                                4.60        (15.45)        26.07              2.50
                                              ----        -------        -----              ----
Total from investment operations              4.49        (15.78)        25.56              2.35
                                              ----        -------        -----              ----
Less distributions:
From net realized gain                       (2.13)        (8.19)        (2.69)             -
                                             ------        ------        ------
Net asset value, end of period              $18.61        $16.25        $40.22            $17.35
                                            ======        ======        ======            ======

Total return                                 28.44%       (41.40)%      160.88%            15.67%++
Ratios/supplemental data:
Net assets, end of period (millions)         $6.9          $1.1          $2.0              $0.8
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed      7.49%        10.86%        12.27%            24.67%+
After fees waived and expenses absorbed       2.50%         2.50%         2.50%             2.50%+
Ratio of net investment
loss to average net assets:
Before fees waived and expenses absorbed     (6.87)%      (10.03)%      (11.97)%          (23.41)%+
After fees waived and expenses absorbed      (1.88)%       (1.67)%       (2.20)%           (1.24)%+
Portfolio turnover rate                      49.92%        73.76%       144.58%           137.32%++


* Commencement of operations.
+ Annualized.
++Not annualized.


                          The Perkins Opportunity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year



                                                                     Year Ended March 31,
                                              2002       2001         2000        1999        1998        1997
Net asset value, beginning of year          $17.33     $24.85       $11.85      $14.24      $12.58      $18.78
                                            ------     ------       ------      ------      ------      ------
Income from investment operations:
Net investment loss                          (0.36)     (0.31)       (0.34)      (0.24)      (0.34)      (0.24)
Net realized and unrealized gain (loss)
on investments                               (0.09)     (7.21)       13.34       (2.15)       2.00       (4.98)
                                             ------     ------       -----       ------       ----       ------

Total from investment operations             (0.45)     (7.52)       13.00       (2.39)       1.66       (5.22)
                                             ------     ------       -----       ------       ----       ------
Net asset value, end of year                $16.88     $17.33       $24.85      $11.85      $14.24      $12.58
                                            ======     ======       ======      ======      ======      ======
Total return                                 (2.60)%   (30.26)%     109.70%     (16.78)%     13.20%     (28.94)%
Ratios/supplemental data:
Net assets, end of year (millions)          $26.1      $29.1        $50.2       $31.8       $56.1       $75.3
Ratio of expenses to
average net assets                            2.24%      2.20%        2.18%       2.24%       2.27%       1.90%
Ratio of net investment loss to
average net assets                           (1.94%)    (1.53)%      (1.90)%     (1.69)%     (1.85)%     (1.25)%
Portfolio turnover rate                      23.70%     30.08%       29.64%      19.34%      53.37%      86.88%


                                The Perkins Funds

PRIVACY NOTICE

     The Funds and the Advisor collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


     In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.


                           THE PERKINS DISCOVERY FUND
                          THE PERKINS OPPORTUNITY FUND

               each a series of Professionally Managed Portfolios

                              www.perkinsfunds.com

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus. You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                        Perkins Capital Management, Inc.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                            Telephone: 1-800-998-3190

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

|X| Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

|X| For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

|X| For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

--------------------------------------------------------------------------------

        (The Trust's SEC Investment Company Act file number is 811-05037)



                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 30, 2002

                           THE PERKINS DISCOVERY FUND
                          THE PERKINS OPPORTUNITY FUND

                                each a series of

                        PROFESSIONALLY MANAGED PORTFOLIOS
                   730 East Lake Street Wayzata, MN 55391-1713

                   (800) 280-4779 toll free or (612) 473-8367

     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 30, 2002, as may be revised, of The Perkins Discovery Fund and The Perkins Opportunity Fund (each a "Fund" and collectively the "Funds"), each a series of Professionally Managed Portfolios (the "Trust"). Perkins Capital Management, Inc. (the "Advisor") is the investment adviser to the Funds. A copy of the Funds' Prospectus is available by calling either of the numbers above.

     The Funds' financial statements for the fiscal year ended March 31, 2002, are incorporated herein by reference to the Funds' Annual Report dated March 31, 2002. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.


                                TABLE OF CONTENTS


THE TRUST...................................................................B-2
INVESTMENT OBJECTIVES AND POLICIES..........................................B-2
INVESTMENT RESTRICTIONS....................................................B-11
DISTRIBUTIONS AND TAX INFORMATION..........................................B-13
TRUSTEES AND EXECUTIVE OFFICERS............................................B-16
THE FUNDS' INVESTMENT ADVISOR..............................................B-21
SERVICE PROVIDERS..........................................................B-23
PRINCIPAL UNDERWRITER AND DISTRIBUTOR......................................B-24
EXECUTION OF PORTFOLIO TRANSACTIONS........................................B-26
PORTFOLIO TURNOVER.........................................................B-28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................B-29
DETERMINATION OF SHARE PRICE...............................................B-32
PERFORMANCE INFORMATION....................................................B-33
GENERAL INFORMATION........................................................B-37
FINANCIAL STATEMENTS.......................................................B-39
APPENDIX...................................................................B-40



                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.


                       INVESTMENT OBJECTIVES AND POLICIES


     Each Fund is a mutual fund with the investment objective of seeking capital appreciation. Each Fund is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There can be no assurance the objective of either Fund will be attained.


     The discussion below supplements information contained in the Funds' Prospectus as to investment policies of the Funds.

Preferred Stock


     A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.


Convertible Securities and Warrants


     The Funds may invest in convertible securities and warrants, or similar rights. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.


     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

Repurchase Agreements

     Each Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. Each Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Illiquid Securities


     Neither Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

When-Issued Securities

     Each Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. Each Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Securities Lending

     Although each Fund's objective is capital appreciation, each Fund reserves the right to lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to a Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked to market daily. During the time the portfolio securities are on loan, the borrower pays a Fund any interest paid on such securities. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. It is not anticipated that more than 5% of the value of a Fund's portfolio securities will be subject to lending.

Short Sales

     Each Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.


     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses that the Fund may be required to pay in connection with a short sale.


     No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

     Whenever a Fund engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Leverage Through Borrowing


     Each Fund may borrow money for leveraging purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, a Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore, the amount available for distribution to stockholders as dividends will be reduced.


Foreign Investments

     Each Fund may invest up to 10% of its total assets in U.S. dollar denominated securities of foreign issuers, including Depositary Receipts. In addition, each Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.


     American Depositary Receipts, European Depositary Receipts and Global Depository Receipts. Among the means through which the Funds may invest in foreign securities is the purchase of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depository Receipts ("GDRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs, and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.


     Risks of Foreign Securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The euro conversion, that will take place over a several-year period, could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with a Fund's operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

Options on Securities

     Although it has no present intention of doing so, each Fund reserves the right to engage in certain purchases and sales of options on securities. A Fund may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns the optioned securities. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     Each Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

     Each Fund also may write and purchase put options ("puts"). When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When a Fund writes a put, it will maintain at all times during the option period, in a segregated account, liquid assets equal in value to the exercise price of the put.

     A Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     The Funds' custodian, or a securities depository acting for them, generally acts as escrow agent as to the securities on which the Funds have written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Funds. Until the underlying securities are released from escrow, they cannot be sold by the Funds.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short-Term Investments

     Each Fund may invest in any of the following securities and instruments:

     U. S. Government Securities. U.S. Government securities in which a Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.


     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


     Among the U.S. Government securities that may be purchased by a Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in a Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-through is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the 1940 Act.

     The Discovery Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


     1. Invest in any issuer for purposes of exercising control or management.

     2. Invest in securities of other investment companies except as permitted under the 1940 Act.

     3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     4. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.


     The Opportunity Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

     5. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

     6. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     8. Invest in any issuer for purposes of exercising control or management.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


     1. Invest in securities of other investment companies except as permitted under the 1940 Act.

     2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.


     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Funds' Prospectuses or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Each Fund's ordinary income generally consists of interest, dividend income and income from short sales, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.


     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will be part of a Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of each Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year, and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.


     Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Under the Code, each Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in a Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in a Fund.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

     This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS


     The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
                             Position with   Term of Office and
         Name, Address         the Trust    Length of Time Served   Principal Occupation During Past
            and Age                                                            Five Years                 Other Directorships Held
---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
                         Independent Trustees of the Trust
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*            Chairman and   Indefinite Term        Consultant, Talon Industries        None.
  (born 1943)                Trustee        since May 1991.        (administrative management and
2020 E. Financial Way, Suite                                       business consulting); formerly
100, Glendora, CA 91741                                            Chief Operating Officer,
                                                                   Integrated Asset Management
                                                                   (investment advisor and manager)
                                                                   and formerly President, Value
                                                                   Line, Inc. (investment advisory
                                                                   and financial publishing firm)
---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
Wallace L. Cook*             Trustee         Indefinite Term        Retired. Formerly Senior Vice       None.
  (born 1939)                                since May 1991.        President, Rockefeller Trust Co.;
2020 E. Financial Way, Suite                                        Financial Counselor, Rockefeller
100, Glendora, CA 91741                                            & Co.
---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
Carl A. Froebel*             Trustee        Indefinite Term        Private Investor.  Formerly         None.
  (born 1938)                               since May 1991.        Managing Director, Premier
2020 E. Financial Way, Suite                                       Solutions, Ltd.  Formerly
100, Glendora, CA 91741                                            President and Founder, National
                                                                   Investor Data Services, Inc.
                                                                   (investment related computer
                                                                   software).
---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
Rowley W.P. Redington*       Trustee        Indefinite Term        President; Intertech Computer       None.
  (born 1944)                               since May 1991.        Services Corp. (computer services
2020 E. Financial Way, Suite                                       and consulting); formerly Vice
100, Glendora, CA 91741                                            President, PRS of New Jersey,
                                                                   Inc. (management consulting), and
                                                                   Chief Executive Officer, Rowley
                                                                   Associates (consultants).
---------------------------- -------------- ---------------------- ----------------------------------- -----------------------------
Ashley T. Rabun*             Trustee        Indefinite Term        Founder and Chief Executive         Trustee, Trust for Investment
  (born 1952)                               since May 2002.        Officer, InvestorReach, Inc.        Managers; Trustee, E*TRADE
2020 E. Financial Way                                              (financial services marketing and   Funds.
Glendora, CA 91741                                                 distribution consulting).
---------------------------------------------------------------------------------------------------- ------------------------------
                         Interested Trustee of the Trust
------------------------------------------------------------------------------------------------------ -----------------------------
---------------------------- ---------------- -------------------- ----------------------------------- -----------------------------
Steven J. Paggioli**         Trustee          Indefinite Term      Consultant, U.S. Bancorp Fund       Trustee, Managers Funds.
  (born 1950)                                 since May 1991.      Services, LLC since July 2001;
2020 E. Financial Way                                              formerly, Executive Vice
Glendora, CA 91741                                                 President, Investment Company
                                                                   Administration, LLC ("ICA")
                                                                   (mutual fund administrator
                                                                   and the Fund's former
                                                                   administrator).
------------------------------------------------------------------------------------------------------------------------------------
                         Officers of the Trust
------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------- -------------------- ----------------------------------- -----------------------------
Steven J. Paggioli           President        Indefinite Term
  (see above)                (Interested      since May 1991.
                             Trustee - see
                             above.)
---------------------------- ---------------- -------------------- ----------------------------------- -----------------------------
Robert M. Slotky             Treasurer        Indefinite Term      Vice President, U.S. Bancorp Fund   None.
  (born 1947)                                 since May 1991.      Services, LLC since July, 2001;
2020 E. Financial Way, Suite                                       formerly, Senior Vice President,
100, Glendora, CA 91741                                            ICA (May 1997-July 2001); former
                                                                   instructor of accounting at
                                                                   California State
                                                                   University-Northridge (1997);
---------------------------- ---------------- -------------------- ----------------------------------- -----------------------------
Chad E. Fickett              Secretary        Indefinite Term      Compliance Administrator, U.S.      None.
  (born 1973)                                 since March 2002.    Bancorp Fund Services, LLC since
615 East Michigan St.                                              July 2000.
Milwaukee, WI 53202
---------------------------- ---------------- -------------------- ----------------------------------- -----------------------------




*Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

     Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

                                                     Pension or Retirement  Estimated Annual   Total Compensation
                                      Aggregate       Benefits Accrued as     Benefits Upon   from Trust2 Paid to
        Name of Person/Position   Compensation From  Part of Fund Expenses     Retirement           Trustees
                                     the Trust1
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Dorothy A. Berry, Trustee              $25,000                None                None              $25,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Wallace L. Cook, Trustee               $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Carl A. Froebel, Trustee               $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Rowley W.P. Redington, Trustee         $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Ashley T. Rabun, Trustee3              $20,000                None                None              $20,000


-------------------------------

1 For the fiscal year ended March 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended March 31, 2002, the Funds were apportioned trustees' fees and expenses in the amount of $4,521 for The Perkins Discovery Fund and $7,801 for The Perkins Opportunity Fund, respectively.
3 Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Funds' last fiscal year with respect to each Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or a Fund's financial statements and to ensure the integrity of each Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator's staff who is knowledgeable about the Funds and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Funds' last fiscal year with respect to each Fund.

Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.




     As of June 30, 2002, no Independent % Ownership Type of Ownership Trustee of the Trust beneficially owned shares of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of June 30, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Funds:


Control Persons of the Perkins Opportunity Fund


Name and Address                 % Ownership               Type of Ownership
---------------------------- ------------------------- -------------------------
Charles Schwab & Co.                  8.70%                     Record
San Francisco, CA 94104
---------------------------- ------------------------- -------------------------

                          THE FUNDS' INVESTMENT ADVISOR


     As stated in the Prospectus, investment advisory services are provided to the Funds by Perkins Capital Management, Inc., the Advisor, pursuant to Investment Advisory Agreements (the "Advisory Agreements"). The Advisor is controlled by Richard W. Perkins, Richard C. Perkins and Daniel S. Perkins.

     After its initial term, each Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund to which the Advisory Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     In renewing the Advisory Agreement on behalf of the Funds, at a meeting of the Board of Trustees in May 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to each Fund; (b) the appropriateness of the fees paid by each Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of each
Advisory Agreement to the Advisor; and (e) the nature of each Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by each Fund and the proposed expenses of each Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient.


     The use of the name "Perkins" by the Funds is pursuant to a license granted by the Advisor, and in the event the Advisory Agreements with the Funds are terminated, the Advisor has reserved the right to require the Funds to remove any references to the name "Perkins."


     For the fiscal years ended March 31, 2002, 2001, and 2000, the Advisor received fees of $282,951, $336,262, and $364,621, respectively, from the Opportunity Fund.

     For the fiscal year ended March 31, 2002, the Discovery Fund accrued $22,454 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Discovery Fund an additional $90,771 in expenses. For the fiscal year ended March 31, 2001, the Discovery Fund accrued $13,387 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Discovery Fund an additional $98,169 in expenses. For the fiscal year ended March 31, 2000, the Discovery Fund accrued $11,147 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Discovery Fund an additional $97,698 in expenses.

     The Funds are responsible for their own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable by The Perkins Discovery Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Prospectus. Any such reductions made by the Advisor in its fees or payment of expenses which are The Perkins Discovery Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

     Under the expense limitation agreement, the Advisor may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to The Perkins Discovery Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

SERVICE PROVIDERS

Administrator, Transfer Agent, Fund Accountant


     U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), provides administrative services to the Funds pursuant to an Administration Agreement. The
Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualification and/or registration to sell shares in all states where the Funds currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds'
servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.


     For  the  fiscal  years  ending  March  31,  2002,   2001,  and  2000,  the
Administrator received fees of $70,738, $87,266, and $60,910, respectively, from the Opportunity Fund.

     For the fiscal years ended March 31, 2002, 2001 and 2000 the Administrator received fees of $30,000, $30,000, and $30,000, respectively, from the Discovery Fund.

Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, U.S. Bank, National Association holds each Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Auditors and Legal Counsel

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Funds whose services include auditing the Funds' financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

                      PRINCIPAL UNDERWRITER AND DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Funds. T.O. Richardson Securities, Inc., Two Bridgewater Road, Farmington, CT 06032, serves as principal underwriter for shares of the Funds. Pursuant to a distribution agreement between each Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. T.O. Richardson Securities, Inc. and the Distributor are each registered as a broker-dealer under the Securities Exchange Act of 1934 and are each a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Principal Underwriter Agreement and the Distribution Agreement continue in effect for periods not exceeding one year if approved at least annually by
(i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreements may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

Distribution Plan


     Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan for the Opportunity Fund provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of its average daily net assets. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. The Plan for the Discovery Fund provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of its average daily net assets. The fee is paid to the Distributor as compensation for distribution related activities, not reimbursement for specific expenses incurred.


     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Funds' principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

     While there is no assurance that the expenditures of Fund assets to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

     For the fiscal year ended March 31, 2002, the Opportunity Fund paid fees of $70,738 under its Plan, of which $16,184 was paid out as compensation to dealers, $9,632 was for reimbursement of printing, postage and office expenses, $7,697 was for compensation to sales personnel, $7,205 was for reimbursement of advertising and marketing materials expenses, $17,372 for distribution coordinating expenses and $12,649 was for miscellaneous other office expenses.

     For the fiscal year ended March 31, 2002, the Discovery Fund paid fees of $5,614 under its Plan, of which $493 was paid out as compensation to dealers, $336 was for reimbursement of printing, postage and office expenses, $3,594 was for compensation to sales personnel, $230 was for reimbursement of advertising and marketing materials expenses, $424 for distribution coordinating expenses and $534 was for miscellaneous other office expenses.


     Prior to July 30, 2001, each Fund also had a Shareholder Service Plan pursuant to which payments or reimbursements of payments could be made to selected brokers, dealers or administrators that had entered into agreements for services provided to shareholders of the Funds.


     For the fiscal year ended March 31, 2002, fees of $20,262 were paid pursuant to the Opportunity Fund's Shareholder Service Plan. For the fiscal year ended March 31, 2002, fees of $839 were paid pursuant to the Discovery Fund's Shareholder Service Plan.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and selects the broker-dealers to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply trading services, research products and statistical information to the Advisor that the Advisor may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such services, products and information, which are in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but not necessarily capable of definite valuation.

     The Advisor may select a broker-dealer that furnishes such services, products and information even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds. Products, services and informational items may be provided directly to the Advisor by the broker or may be provided by third parties but paid for directly or indirectly by the broker.

     In some cases, brokers will pay for all of or a portion of products that can be or are used for both trading and research and administrative (i.e., non-trading/non-research) purposes. Typical of these types of products and services are computer hardware systems, computer software, employee education, communication equipment, special communication lines, news services and other products and services which provide appropriate assistance to the Advisor in the performance of its investment decision-making, but could also be used for administrative purposes. In these cases, the Advisor allocates the research portion payable by the broker based on usage. For instance, the Advisor believes that its computer systems and software serve an important research and account management function; however, its computer system is also used for administrative purposes. On an ongoing basis, the Advisor allocates the administrative portion of the expenses to be paid directly the Advisor and the research portion to be paid by brokers who execute security transaction for the Advisor. Since this allocation of cost between research and non-research functions is determined solely by the Advisor, a conflict of interest may exist in its calculation.

     Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between that Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

     The Funds do not effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The Funds do not use the Distributor to execute their portfolio transactions.


     For the fiscal year ended March 31, 2002, the Opportunity Fund paid $47,034 in brokerage commissions with respect to portfolio transactions. Of such amount, $41,734 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2001, the Opportunity Fund paid $73,421 in brokerage commissions with respect to portfolio transactions. Of such amount, $66,039 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2000, the Opportunity Fund paid $56,756 in brokerage commissions with respect to portfolio transactions. Of such amount, $37,789 was paid to firms for research, statistical or other services provided to the Advisor.

     For the fiscal year ended March 31, 2002, the Discovery Fund paid $37,713 in brokerage commission with respect to portfolio transactions. Of such amount, $30,606 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2001, the Discovery Fund paid $6,841 in brokerage commissions with respect to portfolio transactions. Of such amount, $6,253 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2000, the Discovery Fund paid $26,237 in brokerage commissions with respect to portfolio transactions. Of such amount, $22,826 was paid to firms for research, statistical or other services provided to the Advisor.


                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." Opportunity Fund's portfolio turnover rate for the fiscal years ended March 31, 2002 and 2001was 23.70% and 30.08%, respectively. Discovery Fund's portfolio turnover rate for the fiscal years ended March 31, 2002 and 2001 was 49.92% and 73.76%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     You may purchase shares of a Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE and forwarded promptly to the Transfer Agent to receive that day's public offering price.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your investment representative.

Selling shares through your investment representative

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of redemption proceeds

     Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of Fund shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

     Shareholders must have selected telephone transaction privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan

     As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.

     In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on Nasdaq are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Funds calculated its net asset value per share as of March 31, 2002 is as follows:

Perkins Discovery Fund:
                   Net Assets
                                           =       Net Asset Value Per Share
        ---------------------------------
               Shares Outstanding

                   $6,948,876
                                           =                 $18.61
        ---------------------------------
                    373,423

Perkins Opportunity Fund:
                   Net Assets
                                           =       Net Asset Value Per Share
        ---------------------------------
               Shares Outstanding

                  $26,068,477
                                           =                 $16.88
        ---------------------------------
                   1,544,038

                    PERFORMANCE INFORMATION


     From time to time, the Funds may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

     Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


Average Annual Total Return

     Average annual total return quotations used in each Fund's advertising and promotional materials are calculated according to the following formula:


                                  P(1+T)n = ERV


where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for the Opportunity Fund for the fiscal year ended March 31, 2002 was as follows:

                 One Year    Five Years  Since Inception
                  -2.60%       6.05%          11.97%

Please note that certain fees and expenses of the Opportunity Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


The average annual total return computed at the public offering price (net asset value) for the Discovery Fund for the fiscal year ended March 31, 2002 was as follows:

                 One Year     Since Inception
                  28.44%          22.90%

Please note that certain fees and expenses of the Discovery Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

     Each Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Opportunity Fund for the fiscal year ended March 31, 2002 was as follows:

                 One Year    Five Years    Since Inception
                  -2.60%       6.05%            11.03%

Please note that certain fees and expenses of the Opportunity Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Discovery Fund for the fiscal year ended March 31, 2002 was as follows:

                  One Year      Since Inception
                   25.66%            18.16%

Please note that certain fees and expenses of the Discovery Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

     Each Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Opportunity Fund for the fiscal year ended March 31, 2002 was as follows:

      One Year     Five Years   Since Inception
       -1.59%        4.95%           9.67%

Please note that certain fees and expenses of the Opportunity Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Discovery Fund for the fiscal year ended March 31, 2002 was as follows:

              One Year                             Since Inception
               19.81%                                   17.37%

Please note that certain fees and expenses of the Discovery Fund have been waived or reimbursed from inception through March 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


     Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Funds may compare their performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

     The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS


     Each Fund's annual report to shareholders for its fiscal year ended March 31, 2002 are separate documents supplied with this SAI and the financial statements, accompanying notes and reports of independent accountants appearing therein are incorporated by reference in this SAI.



                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



                                     PART C

                                OTHER INFORMATION
                                 (Perkins Funds)

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated February 17, 1987 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws dated February 17, 1987 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney dated May 20, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 21, 2002 and is incorporated herein by reference.

(i)  Opinion and Consent of Counsel - is to be filed by subsequent amendment.

(j)  Consent of Independent Public Accountants - Filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i) Code of Ethics for Registrant and Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference

     (ii) Code of Ethics for the Distributor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on October 23, 2001 and is incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002).

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

    ------------------------------------------------------- ----------------------------------------------------
                    Advisors Series Trust                              Investors Research Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                     AHA Investment Funds                                        IPS Funds
    ------------------------------------------------------- ----------------------------------------------------
                     Alpine Equity Trust                                    Jacob Internet Fund
    ------------------------------------------------------- ----------------------------------------------------
                     Alpine Series Trust                                The Jensen Portfolio, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                   Brandes Investment Trust                             Kayne Anderson Mutual Funds
    ------------------------------------------------------- ----------------------------------------------------
                Brandywine Advisors Fund, Inc.                           Kit Cole Investment Trust
    ------------------------------------------------------- ----------------------------------------------------
               Builders Fixed Income Fund, Inc.                         Light Revolution Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                      CCM Advisors Funds                                     The Lindner Funds
    ------------------------------------------------------- ----------------------------------------------------
                 CCMA Select Investment Trust                                   LKCM Funds
    ------------------------------------------------------- ----------------------------------------------------
                     Country Mutual Funds                                   Monetta Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                      Cullen Funds Trust                                    Monetta Trust, Inc.
    ------------------------------------------------------- ----------------------------------------------------
               The Dessauer Global Equity Fund                         1-800-MUTUALS Advisor Series
    ------------------------------------------------------- ----------------------------------------------------
                        Everest Funds                                   MW Capital Management Funds
    ------------------------------------------------------- ----------------------------------------------------
                  First American Funds, Inc.                               PIC Investment Trust
    ------------------------------------------------------- ----------------------------------------------------
          First American Insurance Portfolios, Inc.                  Professionally Managed Portfolios
    ------------------------------------------------------- ----------------------------------------------------
            First American Investment Funds, Inc.                          Purisima Funds Trust
    ------------------------------------------------------- ----------------------------------------------------
             First American Strategy Funds, Inc.                              Quintara Funds
    ------------------------------------------------------- ----------------------------------------------------
               First American Closed End Funds                  Rainier Investment Management Mutual Funds
    ------------------------------------------------------- ----------------------------------------------------
                       FFTW Funds, Inc.                                 RNC Mutual Fund Group, Inc.
    ------------------------------------------------------- ----------------------------------------------------
               Fleming Mutual Fund Group, Inc.                               SAMCO Funds, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                   Fort Pitt Capital Funds                                   SEIX Funds, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                     Glenmede Fund, Inc.                               TIFF Investment Program, Inc.
    ------------------------------------------------------- ----------------------------------------------------
                 Harding, Loevner Funds, Inc.                          Trust for Investment Managers
    ------------------------------------------------------- ----------------------------------------------------
                     Hennessy Funds, Inc.                          TT International U.S.A. Master Trust
    ------------------------------------------------------- ----------------------------------------------------
               The Hennessy Mutual Funds, Inc.                                 Wexford Trust
    ------------------------------------------------------- ----------------------------------------------------
                        Investec Funds                                         Zodiac Trust
    ------------------------------------------------------- ----------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant

------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- --------------------------------------
Records Relating to:               Are located at:
---------------------------------- --------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- --------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- --------------------------------------
Registrant's Investment Advisor    Perkins Capital Management, Inc.
                                   730 East Lake Street
                                   Wayzata, MN 55391-1769
---------------------------------- --------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of July, 2002.


                                             Professionally Managed Portfolios

                                             By: Steven J. Paggioli*
                                              ----------------------------------
                                                Steven J. Paggioli
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 9, 2002.

Signature                             Title

Steven J. Paggioli*                   President and Trustee
-------------------
Steven J. Paggioli

Dorothy A. Berry*                     Trustee
-----------------
Dorothy A. Berry

Wallace L. Cook*                      Trustee
----------------
Wallace L. Cook

Carl A. Froebel*                      Trustee
----------------
Carl A. Froebel

Rowley W. P. Redington*               Trustee
-----------------------
Rowley W. P. Redington

Ashley T. Rabun*                      Trustee
----------------
Ashley T. Rabun

Robert M. Slotky*                     Principal Financial and Accounting Officer
-----------------
Robert M. Slotky

*  By /s/ Chad E. Fickett
   ------------------------
        Chad E. Fickett
        Attorney-in-Fact pursuant to Power
        of Attorney previously filed on
        June 21, 2002

EXHIBIT INDEX

      Exhibit                                                       Exhibit No.
      -------                                                       -----------
      Consent of Independent Public Accountants                     EX-99.j